                               SEPARATE ACCOUNT KG

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                                      * * *
Effective November 9, 2001, the Company is offering a new optional Enhanced Earnings Rider, as described below. Under the SUMMARY OF FEES AND EXPENSES in the Prospectus, the information in the table under the section Optional Rider Charges is amended to read in entirety as follows:

OPTIONAL RIDER CHARGES
   Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each Contract month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:

     1. Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period:            0.35%
     2. Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period:        0.20%
     3. Enhanced Death Benefit Rider With Annual Step-up:                                  0.15%
     4. 7% Enhanced Death Benefit:                                                         0.30%
     5. 7% Enhanced Death Benefit Rider With Annual Step-up:                               0.35%
     6. Enhanced Earnings Rider                                                            0.30%


                                      * * *

The following new EXPENSE EXAMPLES are added to the SUMMARY OF FEES AND EXPENSES in the Prospectus:

(3)(a) If, at the end of the applicable time period, you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually), the 7% Enhanced Death Benefit Rider with Annual Step-up (charge of 0.35% annually), and the Enhanced Earnings Rider (charge of 0.30% annually):


                                                              1          3          5          10
                                                             YEAR      YEARS      YEARS      YEARS
                                                          --------------------------------------------
Alger American Balanced Portfolio                            $112       $186       $254       $376
Alger American Leveraged AllCap Portfolio                    $112       $187       $254       $378
Credit Suisse Warburg Pincus Emerging Markets Portfolio      $117       $201       $278       $425
Credit Suisse Warburg Pincus Global Post-Venture Capital
Portfolio                                                    $117       $201       $278       $425
Dreyfus MidCap Stock Portfolio                               $113       $190       $259       $387
Dreyfus Socially Responsible Growth Portfolio                $111       $184       $249       $366
INVESCO VIF Utilities Fund                                   $117       $201       $277       $424
Scudder 21st Century Growth Portfolio                        $116       $199       $275       $419
Scudder Capital Growth Portfolio                             $108       $176       $235       $338
Scudder Global Discovery Portfolio*                          $115       $197       $270       $410
Scudder Growth and Income Portfolio                          $109       $178       $239       $345
Scudder Health Sciences Portfolio                            $113       $188       $257       $382
Scudder International Portfolio                              $113       $189       $257       $383
Scudder Aggressive Growth Portfolio                          $113       $188       $256       $381
Scudder Blue Chip Portfolio                                  $110       $182       $246       $360
Scudder Contrarian Value Portfolio                           $111       $184       $250       $368
Scudder Global Blue Chip Portfolio                           $118       $205       $284       $437



Scudder Government Securities Portfolio                      $109       $179       $241       $349
Scudder Growth Portfolio                                     $110       $180       $243       $354
Scudder High Yield Portfolio                                 $110       $181       $244       $357
Scudder International Research Portfolio                     $112       $185       $252       $372
Scudder Investment Grade Bond Portfolio                      $110       $181       $244       $356
Scudder Money Market Portfolio                               $109       $178       $240       $347
Scudder New Europe Portfolio                                 $114       $193       $264       $398
Scudder Small Cap Growth Portfolio                           $110       $182       $246       $361
Scudder Small Cap Value Portfolio                            $111       $184       $250       $369
Scudder Strategic Income Portfolio                           $114       $191       $261       $392
Scudder Technology Growth Portfolio                          $111       $185       $251       $370
Scudder Total Return Portfolio                               $109       $179       $241       $350
SVS Dreman Financial Services Portfolio                      $112       $187       $254       $378
SVS Dreman High Return Portfolio                             $112       $185       $252       $372
SVS Dynamic Growth Portfolio                                 $116       $198       $272       $414
SVS Focus Value+Growth Portfolio                             $111       $184       $250       $369
SVS Focused Large Cap Growth Portfolio                       $114       $194       $266       $401
SVS Growth And Income Portfolio                              $114       $192       $263       $395
SVS Growth Opportunities Portfolio                           $114       $191       $262       $393
SVS Index 500 Portfolio                                      $109       $177       $238       $344
SVS Mid-Cap Growth Portfolio                                 $116       $198       $272       $414
SVS Strategic Equity Portfolio                               $114       $194       $266       $401
SVS Venture Value Portfolio                                  $114       $194       $266       $401

(3)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually), the 7% Enhanced Death Benefit Rider with Annual Step-up (charge of 0.35% annually), and the Enhanced Earnings Rider (charge of 0.30% annually):


                                                              1          3          5          10
                                                             YEAR      YEARS      YEARS      YEARS
                                                          --------------------------------------------
Alger American Balanced Portfolio                            $35        $106       $180       $376
Alger American Leveraged AllCap Portfolio                    $35        $107       $181       $378
Credit Suisse Warburg Pincus Emerging Markets Portfolio      $40        $123       $207       $425
Credit Suisse Warburg Pincus Global Post-Venture Capital
Portfolio                                                    $40        $123       $207       $425
Dreyfus MidCap Stock Portfolio                               $36        $110       $186       $387
Dreyfus Socially Responsible Growth Portfolio                $34        $103       $175       $366
INVESCO VIF Utilities Fund                                   $40        $122       $206       $424
Scudder 21st Century Growth Portfolio                        $40        $120       $203       $419
Scudder Capital Growth Portfolio                             $31        $94        $160       $338
Scudder Global Discovery Portfolio*                          $39        $117       $198       $410
Scudder Growth and Income Portfolio                          $32        $96        $164       $345
Scudder Health Sciences Portfolio                            $36        $108       $184       $382
Scudder International Portfolio                              $36        $109       $184       $383
Scudder Aggressive Growth Portfolio                          $35        $108       $183       $381
Scudder Blue Chip Portfolio                                  $33        $101       $172       $360
Scudder Contrarian Value Portfolio                           $34        $104       $176       $368
Scudder Global Blue Chip Portfolio                           $42        $127       $213       $437
Scudder Government Securities Portfolio                      $32        $98        $166       $349
Scudder Growth Portfolio                                     $32        $99        $169       $354
Scudder High Yield Portfolio                                 $33        $100       $170       $357
Scudder International Research Portfolio                     $34        $105       $178       $372
Scudder Investment Grade Bond Portfolio                      $33        $100       $170       $356
Scudder Money Market Portfolio                               $32        $97        $165       $347

                                       2


Scudder New Europe Portfolio                                 $37        $113       $192       $398
Scudder Small Cap Growth Portfolio                           $33        $101       $172       $361
Scudder Small Cap Value Portfolio                            $34        $104       $177       $369
Scudder Strategic Income Portfolio                           $37        $111       $188       $392
Scudder Technology Growth Portfolio                          $34        $104       $177       $370
Scudder Total Return Portfolio                               $32        $98        $167       $350
SVS Dreman Financial Services Portfolio                      $35        $107       $181       $378
SVS Dreman High Return Portfolio                             $34        $105       $178       $372
SVS Dynamic Growth Portfolio                                 $39        $119       $201       $414
SVS Focus Value+Growth Portfolio                             $34        $104       $177       $369
SVS Focused Large Cap Growth Portfolio                       $38        $114       $193       $401
SVS Growth And Income Portfolio                              $37        $113       $190       $395
SVS Growth Opportunities Portfolio                           $37        $112       $189       $393
SVS Index 500 Portfolio                                      $31        $96        $163       $344
SVS Mid-Cap Growth Portfolio                                 $39        $119       $201       $414
SVS Strategic Equity Portfolio                               $38        $114       $193       $401
SVS Venture Value Portfolio                                  $38        $114       $193       $401


                        OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider ("EER") is available at issue in most jurisdictions for a separate monthly charge. The EER provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a non-natural person) dies prior to the Annuity Date. The EER is available at issue up to age 75 of the oldest Owner.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The death must occur prior to the Annuity Date.

2.   The difference between (a) and (b) must be greater than zero, where:
     (a) is the Accumulated Value, and
     (b) is gross payments not previously withdrawn.

     If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 65 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 66 TO 70 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

CHARGE FOR THE EER

The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.30% of the Accumulated Value on that date.

EXAMPLES

EXAMPLE 1
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x 100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $85,000) = $68,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the EER will terminate.

THE EER MAY NOT BE AVAILABLE IN ALL STATES. WE MAY DISCONTINUE THE OFFERING OF THE EER AT ANY TIME.

                                      * * *
SUPPLEMENT DATED OCTOBER 29, 2001

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